Retirement Benefit Plans (Schedule Of Changes In Benefit Obligations And Fair Value Of Plan Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Balance at end of year	$ 853		$ 1,008
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	7		23		39
Interest cost	51		61		75
Pension Plans, Defined Benefit [Member] | Funded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations at beginning of year	1,069	[1]	1,123	[1]
Service cost	7		23
Interest cost	47		56
Actuarial gains (losses)	109		53
Benefits paid	(212)		(168)
Divestments			(11)
Special termination benefits and curtailment (gains) losses	(1)		(7)
Benefit obligations at end of year	1,019	[1]	1,069	[1]
Balance at beginning of year	1,008		804
Actual income on plan assets	57		149
Employer contributions			234
Benefits paid from plan assets	(212)		(168)
Divestments			(11)
Balance at end of year	853		1,008
Underfunded accumulated obligation	(166)		(35)
Provision for future salary increases			(26)
Funded status at end of year	(166)	[2]	(61)	[2]
Pension Plans, Defined Benefit [Member] | Unfunded Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations at beginning of year	89	[1]	100	[1]
Interest cost	4		5
Actuarial gains (losses)	10		7
Benefits paid	(20)		(25)
Special termination benefits and curtailment (gains) losses			2
Benefit obligations at end of year	83	[1]	89	[1]
Underfunded accumulated obligation	(83)		(89)
Funded status at end of year	(83)	[2]	(89)	[2]
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations at beginning of year	386	[1]	405	[1]
Service cost	1		2		8
Interest cost	14		17		24
Actuarial gains (losses)	(28)		27
Plan amendments			(31)
Benefits paid	(51)		(48)
Premiums paid by participants	19		16
Special termination benefits and curtailment (gains) losses			(2)
Benefit obligations at end of year	341	[1]	386	[1]	405	[1]
Funded status at end of year	$ (341)	[2]	$ (386)	[2]

[1]	Represents the projected benefit obligations for defined benefit plans and the accumulated postretirement benefit obligations ("APBO") for postretirement benefit plans. The accumulated benefit obligations for funded and unfunded defined benefit plans amounted to $1,019 and $83 million, respectively, at December 31, 2011 and $1,043 and $89 million, respectively, at December 31, 2010.
[2]	Represents retirement benefit liabilities (including current portion) in the consolidated balance sheets. The current portion of retirement liabilities, which totaled $48 and $55 million at December 31, 2011 and 2010, respectively, is classified in accrued liabilities in the consolidated balance sheets.